EQUITY OFFERINGS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended
	Jan. 31, 2013		Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Offering Price	$ 29.74
Golar's Ownership after equity issuance	50.90%	[1]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest	2.00%
Common Units [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	4,316,947	[2]
Subordinated Units, Units Outstanding			45,663,096	40,563,096	36,246,149
Subordinated Units [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	0
Subordinated Units, Units Outstanding			15,949,831	15,949,831	15,949,831
General Partner Units [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	88,101
General Partners' Capital Account, Units Outstanding			1,257,408	1,153,326	1,065,225
Gross proceeds [Member]
Class of Stock [Line Items]
Proceeds from issuance of partnership units	$ 131,006	[3]
Net proceeds [Member]
Class of Stock [Line Items]
Proceeds from issuance of partnership units	$ 130,244
Golar private placement [Member] | Common Units [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	416,947	[2]

[1]	Includes Golar's 2% general partner interest in the Partnership.
[2]	Includes common units issued by us to Golar in a private placement made concurrently with the public offering of 416,947 common units.
[3]	Includes the General Partner's 2% proportionate capital contribution.